Accumulated Other Comprehensive Income: Schedule of Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Accumulated Other Comprehensive Income (Loss)

		Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains (Loss)	Income (Loss)
Balance, January 1, 2014	$ 269	$ 269
Change in unrealized holding gains (losses),
net of tax - ($25)	(47)	(47)
Balance, December 31, 2014	222	222
Change in unrealized holding gains (losses),
net of tax - ($240)	(447)	(447)
Balance, December 31, 2015	(225)	(225)
Change in unrealized holding gains (losses),
net of tax - ($53)	(98)	(98)
Balance, December 31, 2016	$ (323)	$ (323)